Offerings	Jan. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-277990),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Notes due 2028
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.9993
Maximum Aggregate Offering Price	$ 1,498,950,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,489.25
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-277990),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2032
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99722
Maximum Aggregate Offering Price	$ 1,246,525,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 190,842.98
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-277990),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2035
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	0.99984
Maximum Aggregate Offering Price	$ 1,749,720,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 267,882.14
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-277990),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.000% Notes due 2055
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	0.99805
Maximum Aggregate Offering Price	$ 1,746,587,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 267,402.55
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-277990),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.125% Notes due 2065
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99717
Maximum Aggregate Offering Price	$ 997,170,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,666.73
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-277990),
in accordance with Rules 456(b) and 457(r) under the Securities Act.